Operating segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)
Disclosure of major customers [line items]
Number of customers | customer	2
Revenue	$ 83,786	$ 104,505
Individual customer one
Disclosure of major customers [line items]
Revenue	9,426	$ 35,239
Individual customer two
Disclosure of major customers [line items]
Revenue	$ 8,115